Schedule of Investments (unaudited)
February 28, 2026
BlackRock Capital Appreciation Fund, Inc.
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 9.1%
Boeing Co. (The)(a)	278,125	$ 63,281,781
Howmet Aerospace, Inc.	437,560	114,872,627
L3Harris Technologies, Inc.	181,488	66,159,635
TransDigm Group, Inc.	58,059	75,638,685
		319,952,728
Air Freight & Logistics — 2.2%
CH Robinson Worldwide, Inc.	419,593	77,729,603
Automobiles — 2.0%
Tesla, Inc.(a)	177,861	71,590,831
Banks — 1.4%
Citigroup, Inc.	457,440	50,405,314
Broadline Retail — 7.6%
Amazon.com, Inc.(a)	1,272,403	267,204,630
Capital Markets — 1.6%
Robinhood Markets, Inc., Class A(a)	718,293	54,482,524
Communications Equipment — 2.6%
Arista Networks, Inc.(a)	693,263	92,550,610
Consumer Finance — 1.7%
Capital One Financial Corp.	309,957	60,639,987
Consumer Staples Distribution & Retail — 1.1%
Walmart, Inc.	304,744	38,991,995
Health Care Equipment & Supplies — 1.3%
Boston Scientific Corp.(a)	587,790	45,171,661
Health Care Providers & Services — 2.4%
McKesson Corp.	86,464	85,371,960
Interactive Media & Services — 8.2%
Alphabet, Inc., Class A	577,202	179,948,496
Meta Platforms, Inc., Class A	168,985	109,532,697
		289,481,193
IT Services — 3.0%
Shopify, Inc., Class A(a)	490,933	59,270,341
Snowflake, Inc., Class A(a)	263,564	44,386,813
		103,657,154
Life Sciences Tools & Services — 0.7%
Thermo Fisher Scientific, Inc.	44,672	23,279,026
Machinery — 2.6%
Caterpillar, Inc.	123,959	92,080,464
Metals & Mining — 2.8%
Freeport-McMoRan, Inc.	634,854	43,220,860
Newmont Corp.	436,419	56,734,470
		99,955,330
Oil, Gas & Consumable Fuels — 0.6%
EQT Corp.	324,259	19,915,988
Pharmaceuticals — 3.1%
Eli Lilly & Co.	102,307	107,625,941
Semiconductors & Semiconductor Equipment — 22.9%
Broadcom, Inc.	515,683	164,786,503
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Intel Corp.(a)	2,001,937	$ 91,308,346
Lam Research Corp.	281,709	65,888,918
NVIDIA Corp.	2,731,777	484,043,567
		806,027,334
Software — 13.3%
AppLovin Corp., Class A(a)	148,283	64,469,000
Datadog, Inc., Class A(a)	823,217	92,167,375
Microsoft Corp.	607,277	238,501,969
Palantir Technologies, Inc., Class A(a)	93,011	12,760,179
Palo Alto Networks, Inc.(a)	398,082	59,282,372
		467,180,895
Technology Hardware, Storage & Peripherals — 5.9%
Apple Inc.	788,115	208,204,221
Total Common Stocks — 96.1% (Cost: $1,973,462,470)		3,381,499,389
Preferred Securities
Preferred Stocks — 3.8%
Interactive Media & Services — 1.3%
Bytedance Ltd., Series E-1, (Acquired 11/11/20, cost $19,426,516)(a)(b)(c)	177,291	46,283,588
Software — 2.5%
Databricks, Inc.
Series D, (Acquired 03/27/25, cost $34,703,225)(a)(b)(c)	375,170	67,050,383
Series J, (Acquired 01/21/25, cost $10,208,947)(a)(b)(c)	110,367	19,724,790
		86,775,173
Total Preferred Securities — 3.8% (Cost: $64,338,688)		133,058,761
Total Long-Term Investments — 99.9% (Cost: $2,037,801,158)		3,514,558,150
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.56%(d)(e)	5,988,147	5,988,147
Total Short-Term Securities — 0.2% (Cost: $5,988,147)		5,988,147
Total Investments — 100.1% (Cost: $2,043,789,305)		3,520,546,297
Liabilities in Excess of Other Assets — (0.1)%		(3,440,239)
Net Assets — 100.0%		$ 3,517,106,058

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $133,058,761, representing 3.8% of its net assets as of period end, and an original cost of $64,338,688.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued)
February 28, 2026
BlackRock Capital Appreciation Fund, Inc.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/26	Shares Held at 02/28/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$ 19,432,275	$ —	$ (19,445,939)(b)	$ 13,664	$ —	$ —	—	$ 18,102 (c)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	5,447,738	540,409 (b)	—	—	—	5,988,147	5,988,147	256,262	—
				$ 13,664	$ —	$ 5,988,147		$ 274,364	$ —

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 3,381,499,389	$ —	$ —	$ 3,381,499,389
Preferred Securities	—	—	133,058,761	133,058,761
Short-Term Securities
Money Market Funds	5,988,147	—	—	5,988,147
	$ 3,387,487,536	$ —	$ 133,058,761	$ 3,520,546,297

Schedule of Investments (unaudited) (continued)
February 28, 2026
BlackRock Capital Appreciation Fund, Inc.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Preferred Securities
Assets
Opening Balance, as of May 31, 2025	$89,765,134
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)(a)	43,293,627
Purchases	—
Sales	—
Closing Balance, as of February 28, 2026	$133,058,761
Net change in unrealized appreciation (depreciation) on investments still held at February 28, 2026(a)	$43,293,627

(a)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at February 28, 2026, is generally due to investments no longer held or categorized as Level 3 at period end.
The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s Level 3 financial instruments as of period end.
	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Preferred Securities	$133,058,761	Market	Revenue Multiple	1.40x -22.00x	14.83x

(a)
A significant change in unobservable input could result in a correlated or inverse change in value.